BALANCE SHEET - DKK (kr) kr in Thousands	Jun. 30, 2019	Dec. 31, 2018
Non-current assets
Intangible assets	kr 421,429	kr 470,359
Property, plant and equipment	175,948	161,545
Right-of-use assets	190,979
Receivables	11,533	9,621
Deferred tax assets	366,560	386,449
Total non-current assets	1,166,449	1,027,974
Current assets
Receivables	859,911	1,326,931
Marketable securities	6,368,090	5,573,187
Cash and cash equivalents	582,863	532,907
Total current assets	7,810,864	7,433,025
Total assets	8,977,313	8,460,999
Equity
Share capital	61,690	61,498
Share premium	8,097,093	8,058,614
Other reserves	95,710	91,707
Retained Earnings	32,016	(197,459)
Shareholders' equity	8,286,509	8,014,360
Non-current liabilities
Provisions	1,860	1,430
Lease liabilities	162,811
Other payables	1,575	1,860
Total non-current liabilities	166,246	3,290
Current liabilities
Corporate tax payable	1,583	126,964
Lease liabilities	31,237
Other payables	491,738	316,385
Total current liabilities	524,558	443,349
Total liabilities	690,804	446,639
Total shareholders' equity and liabilities	kr 8,977,313	kr 8,460,999